Lease - Summary of Maturity Analysis of Annual Undiscounted Cash Flows (Details) $ in Thousands	May 31, 2022 USD ($)
Lessee, Lease, Description [Line Items]
May 2023	$ 286,079
May 2024	157,834
May 2025	109,724
May 2026	69,668
May 2027	32,837
Therafter	29,998
Total future lease payments	686,140
Less:Imputed interest	(71,123)
Present value of operating lease liabilities	$ 615,017